Accounts and Bills Receivable, net (Accounts Receivable) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accounts receivable	$ 1,316	8,168	6,868
Less: Allowance for doubtful accounts	(133)	(825)	(795)
Accounts receivable, net of allowance for doubtful accounts	1,183	7,343	6,073
Bills receivable	407	2,524	2,300
Accounts and bills receivable, net	$ 1,590	9,867	8,373